Note 4 - Intangible Assets	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

(4)       Intangible assets

Intangible assets consist of the following at December 31, 2013 and 2012:

	2013	2012

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,581,866)	(2,275,110)
Net intangible assets	$920,269	$1,227,025

Amortization expense was $306,756 and $306,757 for the years ended December 31, 2013 and 2012, respectively. The amortization policies followed by the Company are described in Note (2).

Amortization expense for the future years is summarized as follows:

Years ending December 31,	Amount

2014	$306,756
2015	306,756
2016	306,757
Total	$920,269

The weighted average amortization period for intangible assets is as follows:

		Weighted
		Average
		Period
	Amount	(Years)

Patents	$3,502,135	11.4